Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended	12 Months Ended		14 Months Ended	24 Months Ended	26 Months Ended	36 Months Ended	38 Months Ended	48 Months Ended	50 Months Ended	60 Months Ended	62 Months Ended	72 Months Ended	74 Months Ended	84 Months Ended	86 Months Ended	96 Months Ended	98 Months Ended	108 Months Ended	110 Months Ended	120 Months Ended
	Aug. 16, 2016	Oct. 31, 2015	Oct. 31, 2016	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2025
C000037909
Account Value [Line Items]
Line Graph and Table Measure Name				CRM All Cap Value Fund - Institutional Class
Accumulated Value		$ 1,000,000			$ 1,068,208		$ 1,280,811		$ 1,268,800		$ 1,332,838		$ 1,310,942		$ 1,883,070		$ 1,851,605		$ 1,619,592		$ 2,141,436		$ 2,315,471
C000037908
Account Value [Line Items]
Line Graph and Table Measure Name				CRM All Cap Value Fund - Investor Class
Accumulated Value		10,000			10,665		12,772		12,607		13,213		12,943		18,565		18,219		15,896		20,951		22,583
C000171454
Account Value [Line Items]
Line Graph and Table Measure Name				CRM Long/Short Opportunities Fund - Institutional Class
Accumulated Value	$ 10,000		$ 10,070			$ 10,540		$ 10,144		$ 10,401		$ 11,788		$ 13,453		$ 13,103		$ 13,237		$ 15,990		$ 15,714
C000003538
Account Value [Line Items]
Line Graph and Table Measure Name				CRM Mid Cap Value Fund - Institutional Class
Accumulated Value		1,000,000			1,085,601		1,322,859		1,354,649		1,512,422		1,477,827		2,154,241		2,048,402		1,883,503		2,427,811		2,495,351
C000003539
Account Value [Line Items]
Line Graph and Table Measure Name				CRM Mid Cap Value Fund - Investor Class
Accumulated Value		10,000			10,836		13,177		13,464		15,005		14,636		21,287		20,216		18,556		23,874		24,495
C000003540
Account Value [Line Items]
Line Graph and Table Measure Name				CRM Small Cap Value Fund - Institutional Class
Accumulated Value		1,000,000			1,062,690		1,371,081		1,328,892		1,435,523		1,131,063		1,672,155		1,657,656		1,529,670		2,011,444		2,012,507
C000003541
Account Value [Line Items]
Line Graph and Table Measure Name				CRM Small Cap Value Fund - Investor Class
Accumulated Value		10,000			10,602		13,651		13,198		14,222		11,185		16,485		16,308		15,015		19,716		19,694
C000003543
Account Value [Line Items]
Line Graph and Table Measure Name				CRM Small/Mid Cap Value Fund - Institutional Class
Accumulated Value		1,000,000			1,035,922		1,257,053		1,308,905		1,417,233		1,384,935		2,108,938		1,984,151		1,790,211		2,408,436		2,447,492
C000003544
Account Value [Line Items]
Line Graph and Table Measure Name				CRM Small/Mid Cap Value Fund - Investor Class
Accumulated Value		10,000			10,334		12,509		12,997		14,053		13,703		20,802		19,547		17,606		23,659		24,005
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		1,000,000			1,042,431		1,292,400		1,377,646		1,563,486		1,722,150		2,478,160		2,068,824		2,242,194		3,090,981		3,734,292
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			10,424		12,924		13,776		15,635		17,222		24,782		20,688		22,422		30,910		37,343
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000		$ 9,797			$ 12,112		$ 13,002		$ 14,865		$ 16,308		$ 23,307		$ 19,902		$ 21,920		$ 30,254		$ 36,744
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		1,000,000			1,042,431		1,292,400		1,377,646		1,563,486		1,722,150		2,478,160		2,068,824		2,242,194		3,090,981		3,734,292
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			10,424		12,924		13,776		15,635		17,222		24,782		20,688		22,422		30,910		37,343
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		1,000,000			1,042,431		1,292,400		1,377,646		1,563,486		1,722,150		2,478,160		2,068,824		2,242,194		3,090,981		3,734,292
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			10,424		12,924		13,776		15,635		17,222		24,782		20,688		22,422		30,910		37,343
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		1,000,000			1,042,431		1,292,400		1,377,646		1,563,486		1,722,150		2,478,160		2,068,824		2,242,194		3,090,981		3,734,292
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			10,424		12,924		13,776		15,635		17,222		24,782		20,688		22,422		30,910		37,343
Russell 3000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		1,000,000			1,065,512		1,260,516		1,295,618		1,433,553		1,318,900		1,912,048		1,773,461		1,765,005		2,312,525		2,568,200
Russell 3000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			10,655		12,605		12,956		14,336		13,189		19,120		17,735		17,650		23,125		25,682
Russell Midcap Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		1,000,000			1,078,381		1,262,971		1,265,043		1,392,526		1,295,920		1,925,719		1,729,767		1,668,148		2,235,856		2,411,580
Russell Midcap Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			10,784		12,630		12,650		13,925		12,959		19,257		17,298		16,681		22,359		24,116
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		1,000,000			1,088,118		1,358,070		1,350,041		1,393,505		1,199,517		1,970,787		1,759,373		1,584,672		2,088,113		2,294,299
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			10,881		13,581		13,500		13,935		11,995		19,708		17,594		15,847		20,881		22,943
Russell 2500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		1,000,000			1,077,758		1,292,961		1,296,482		1,375,515		1,211,618		1,916,110		1,711,918		1,627,349		2,154,942		2,372,763
Russell 2500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		$ 10,000			$ 10,778		$ 12,930		$ 12,965		$ 13,755		$ 12,116		$ 19,161		$ 17,119		$ 16,273		$ 21,549		$ 23,728